REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Feb. 28, 2025
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

3. REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue is earned primarily from two sources: 1) direct sales of goods or services and 2) short-term rentals. Direct sales of goods or services are accounted for under Topic 606, and short-term rentals are accounted for under Topic 842 (which addresses lease accounting and was adopted on March 1, 2019).

As disclosed in the revenue recognition section of Note 2 – Accounting Polices, the Company adopted Topic 606 in accordance with the effective date on March 1, 2018. Note 2 includes disclosures regarding the Company’s method of adoption and the impact on the Company’s financial statements. Revenue is recognized on direct sales of goods or services when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

After adopting Topic 842, also referred to above in Note 3, the Company is accounting for revenue earned from rental activities where an identified asset is transferred to the customer and the customer has the ability to control that asset. The Company recognizes revenue from its device rental activities when persuasive evidence of a contract exists, the performance obligations have been satisfied, the transaction price is fixed or determinable and collection is reasonably assured. Performance obligations associated with device rental transactions are satisfied over the rental period. Rental periods are short-term in nature. Therefore, the Company has elected to apply the practical expedient which eliminates the requirement to disclose information about remaining performance obligations. Payments are due from customers at the completion of the rental, except for customers with negotiated payment terms, generally net 30 days or less, which are invoiced and remain as accounts receivable until collected.

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Device rental activities	$5,050,255	$1,626,207
Direct sales of goods and services	1,080,631	601,352
	$6,130,886	$2,227,559